Loans and Allowance for Credit Losses (Future Minimum Lease Payment Receivables under Noncancelable Leasing Agreements) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Future minimum lease payment receivables under noncancelable lease:
Fiscal year ending March 31, 2019	¥ 507,905
Fiscal year ending March 31, 2020	442,369
Fiscal year ending March 31, 2021	325,821
Fiscal year ending March 31, 2022	243,682
Fiscal year ending March 31, 2023	140,914
Fiscal year ending March 31, 2024 and thereafter	201,973
Total minimum lease payment receivables	¥ 1,862,664